Investments in Available-For-Sale Securities	12 Months Ended
Dec. 31, 2016
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES
NOTE 22: INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

During the year ended December 31, 2013, the Company received shares of Korea Line Corporation (“KLC”), and during the year ended December 31, 2015, the Company received shares of Pan Ocean Co.Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company's vessels. The shares were valued at fair value upon the day of issuance. During the third quarter of 2016, the Company sold all its 354,093 KLC and STX securities it held for a total consideration of $5,303. As of December 31, 2016 and 2015, the Company retained a total of 0, and 344,649 KLC and STX shares, respectively.

The shares received from KLC and STX were accounted for under the guidance for available-for-sale securities (the “AFS Securities”). The Company has no other types of available-for-sale securities.

As of December 31, 2016 and 2015, the carrying amount of the available-for-sale securities related to KLC and STX was $0 and $5,173, respectively. The unrealized holding losses related to these AFS Securities included in “Accumulated other comprehensive loss” were $0 and $445 as of December 31, 2016 and 2015, respectively. During each of the years ended December 31, 2016, 2015 and 2014, the Company considered the decline in fair value of the KLC shares as “other-than-temporary” and therefore, recognized a loss out of accumulated other comprehensive income /(loss) of $345, $1,783 and $11,553, respectively. The respective losses were included within the caption “Other expense” in the accompanying consolidated statement of comprehensive (loss)/ income.